UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic Real Return Fund

December 31, 2006

1.825846.101

RRS-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 6.6%
	Principal Amount	Value
Convertible Bonds - 0.5%
FINANCIALS - 0.5%
Real Estate Investment Trusts - 0.5%
American Financial Realty Trust 4.375% 7/15/24	$ 11,510,000	$ 10,882,820
Biomed Realty LP 4.5% 10/1/26 (b)	1,000,000	987,000
Essex Portfolio LP 3.625% 11/1/25 (b)	600,000	770,580
MPT Operating Partnership LP 6.125% 11/15/11 (b)	2,000,000	2,169,000
Ventas, Inc. 3.875% 11/15/11 (b)	1,500,000	1,552,500
Washington (REIT) 3.875% 9/15/26	750,000	754,500
		17,116,400
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26	1,000,000	1,026,440
TOTAL FINANCIALS		18,142,840
Nonconvertible Bonds - 6.1%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.1%
Felcor Lodging LP 9% 6/1/11 (c)	1,500,000	1,593,750
Host Marriott LP 7% 8/15/12	800,000	811,000
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	1,700,000	1,661,750
		4,066,500
Household Durables - 0.9%
Beazer Homes USA, Inc.:
8.125% 6/15/16	2,000,000	2,120,000
8.375% 4/15/12	400,000	411,000
D.R. Horton, Inc. 6.5% 4/15/16	1,000,000	1,006,097
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	400,000	380,000
6.25% 1/15/16	700,000	651,000
7.5% 5/15/16	500,000	500,000
7.75% 5/15/13	5,300,000	5,233,750
KB Home:
6.25% 6/15/15	4,600,000	4,297,049
7.75% 2/1/10	1,700,000	1,725,500
Kimball Hill, Inc. 10.5% 12/15/12	3,450,000	3,221,438
Meritage Homes Corp. 6.25% 3/15/15	3,500,000	3,325,000
Ryland Group, Inc. 6.875% 6/15/13	1,000,000	1,026,938
Standard Pacific Corp. 9.25% 4/15/12	2,400,000	2,454,000
Stanley-Martin Communities LLC 9.75% 8/15/15	3,150,000	2,488,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables
Technical Olympic USA, Inc.:
7.5% 3/15/11	$ 2,250,000	$ 1,861,875
8.25% 4/1/11 (b)	500,000	485,000
WCI Communities, Inc.:
7.875% 10/1/13	650,000	581,750
9.125% 5/1/12	2,350,000	2,238,375
		34,007,272
TOTAL CONSUMER DISCRETIONARY		38,073,772
FINANCIALS - 4.8%
Real Estate Investment Trusts - 4.0%
AMB Property LP 3.5% 3/1/09	1,000,000	961,668
Archstone-Smith Operating Trust 3% 6/15/08	6,050,000	5,845,692
Archstone-Smith Trust 5% 8/15/07	4,525,000	4,513,525
Arden Realty LP:
5.2% 9/1/11	500,000	498,996
5.25% 3/1/15	600,000	592,194
7% 11/15/07	1,400,000	1,419,295
Avalon Properties, Inc. 6.875% 12/15/07	2,000,000	2,020,086
AvalonBay Communities, Inc.:
5% 8/1/07	2,025,000	2,019,243
5.5% 1/15/12	1,000,000	1,006,075
Brandywine Operating Partnership LP:
4.5% 11/1/09	840,000	817,789
6% 4/1/16	1,000,000	1,017,421
BRE Properties, Inc. 5.75% 9/1/09	4,500,000	4,524,665
Camden Property Trust 4.7% 7/15/09	1,000,000	986,602
Colonial Properties Trust 7% 7/14/07	2,750,000	2,771,329
Commercial Net Lease Realty, Inc. 6.15% 12/15/15	400,000	404,431
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,000,000	1,936,944
5.375% 10/15/12	500,000	495,202
Duke Realty LP 7.75% 11/15/09	1,000,000	1,058,477
Equity One, Inc.:
6% 9/15/16	1,000,000	1,005,946
6.25% 1/15/17	1,000,000	1,020,671
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts
Evans Withycombe Residential LP 7.625% 4/15/07	$ 510,000	$ 512,074
Health Care Property Investors, Inc.:
4.875% 9/15/10	700,000	679,512
6% 3/1/15	1,500,000	1,491,579
6.3% 9/15/16	4,500,000	4,571,739
Health Care REIT, Inc. 6.2% 6/1/16	2,000,000	2,009,590
Healthcare Realty Trust, Inc.:
5.125% 4/1/14	500,000	477,087
8.125% 5/1/11	608,000	659,420
HMB Capital Trust V 8.99% 12/15/36 (b)(c)	4,300,000	4,300,000
Hospitality Properties Trust 6.75% 2/15/13	1,250,000	1,308,291
Host Hotels & Resorts LP 6.875% 11/1/14 (b)	2,000,000	2,032,500
HRPT Properties Trust:
5.9606% 3/16/11 (c)	4,000,000	4,001,372
6.5% 1/15/13	1,000,000	1,036,980
iStar Financial, Inc.:
5.7% 9/15/09 (b)(c)	1,000,000	1,000,591
5.9106% 3/16/09 (c)	500,000	503,339
5.95% 10/15/13 (b)	1,000,000	1,005,037
6.6056% 3/12/07 (c)	1,200,000	1,202,588
Kimco Realty Corp.:
7.46% 5/29/07	1,250,000	1,259,511
7.86% 11/1/07	480,000	487,894
Nationwide Health Properties, Inc.:
6% 5/20/15	230,000	227,010
6.5% 7/15/11	3,500,000	3,576,013
New Plan Excel Realty Trust 7.35% 6/15/07	1,750,000	1,757,497
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,800,000	3,828,500
7% 1/15/16	1,658,000	1,662,145
ProLogis Trust 7.1% 4/15/08	1,500,000	1,523,670
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)	4,500,000	4,589,100
Senior Housing Properties Trust 8.625% 1/15/12	4,100,000	4,448,500
Shurgard Storage Centers, Inc.:
5.875% 3/15/13	2,000,000	2,042,316
7.75% 2/22/11	1,000,000	1,073,953
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts
Simon Property Group LP:
5.375% 8/28/08	$ 3,000,000	$ 2,986,908
7% 6/15/28 (c)	960,000	980,479
7.125% 9/20/07	1,500,000	1,518,312
Simon Property Group, Inc. 3.75% 1/30/09	2,000,000	1,942,474
Spieker Properties LP 7.25% 5/1/09	2,600,000	2,724,480
Tanger Properties LP 9.125% 2/15/08	1,760,000	1,831,491
The Rouse Co. 8% 4/30/09	3,000,000	3,107,982
Thornburg Mortgage, Inc. 8% 5/15/13	6,450,000	6,385,500
Trustreet Properties, Inc. 7.5% 4/1/15	2,200,000	2,381,500
United Dominion Realty Trust, Inc.:
4.5% 3/3/08	1,750,000	1,718,740
6.05% 6/1/13	2,500,000	2,530,078
Ventas Realty LP:
6.5% 6/1/16	3,160,000	3,203,450
6.625% 10/15/14	7,775,000	7,911,063
Ventas Realty LP: - continued
6.75% 6/1/10	2,400,000	2,454,000
6.75% 4/1/17	2,000,000	2,050,000
8.75% 5/1/09	1,920,000	2,035,200
9% 5/1/12	6,400,000	7,232,000
Vornado Realty Trust 5.625% 6/15/07	2,645,000	2,643,246
Washington (REIT) 6.898% 2/25/18	3,200,000	3,253,459
Western Investment Real Estate Trust 7.2% 9/15/08	500,000	512,269
		147,586,690
Real Estate Management & Development - 0.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	1,240,000	1,240,000
8.125% 6/1/12	1,000,000	1,030,000
Colonial Realty LP 6.05% 9/1/16	1,000,000	1,012,712
EOP Operating LP:
4.65% 10/1/10	8,500,000	8,440,764
5.9716% 10/1/10 (c)	700,000	708,509
6.763% 6/15/07	3,192,000	3,212,627
7.5% 4/19/29	2,000,000	2,295,196
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development
ERP Operating LP 6.625% 3/15/12	$ 3,000,000	$ 3,163,209
First Industrial LP 5.75% 1/15/16	1,000,000	991,714
		22,094,731
Thrifts & Mortgage Finance - 0.2%
Saxon Capital, Inc. 12% 5/1/14 (b)	4,750,000	6,650,000
TOTAL FINANCIALS		176,331,421
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Skilled Healthcare Group, Inc. 11% 1/15/14 (b)	2,000,000	2,200,000
Tenet Healthcare Corp. 7.375% 2/1/13	4,000,000	3,675,000
		5,875,000
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15	2,000,000	1,965,344
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. 7.125% 10/15/12	2,500,000	2,562,500
TOTAL NONCONVERTIBLE BONDS		224,808,037
TOTAL CORPORATE BONDS (Cost $237,451,081)		242,950,877
U.S. Treasury Inflation Protected Obligations - 26.7%

U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	108,734,171	102,296,952
2.375% 1/15/25	99,147,022	98,834,459
3.625% 4/15/28	28,826,490	34,845,659
3.875% 4/15/29	32,290,088	40,716,150
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	61,691,987	58,507,635
1.625% 1/15/15	47,058,976	44,320,582
1.875% 7/15/13	78,991,807	76,349,901
U.S. Treasury Inflation Protected Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes: - continued
1.875% 7/15/15	$ 46,321,142	$ 44,416,867
2% 1/15/14	54,819,083	53,279,377
2% 7/15/14	46,470,984	45,127,719
2% 1/15/16	59,337,282	57,330,270
2.375% 4/15/11	32,997,432	32,882,727
2.5% 7/15/16	45,473,610	45,836,113
3% 7/15/12	55,640,809	57,287,163
3.375% 1/15/12	49,411,914	51,611,040
3.5% 1/15/11	38,443,061	40,040,370
3.625% 1/15/08	31,276,977	31,626,710
3.875% 1/15/09	7,938,015	8,160,868
4.25% 1/15/10	51,728,908	54,470,171
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $987,507,370)		977,940,733
Asset-Backed Securities - 0.4%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.05% 11/25/34 (c)	105,000	105,556
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 7.07% 12/25/46 (b)(c)	750,000	749,775
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,500,000	858,993
Series 2002-2 Class M2, 9.163% 3/1/33	2,500,000	1,833,899
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (b)	305,096	295,445
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)	500,000	543,600
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.765% 11/28/39 (b)(c)	850,000	861,390
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 7% 9/25/46 (b)(c)	750,000	750,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (b)	750,000	734,711
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (b)	1,101,588	1,098,146
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33	1,900,000	1,729,000
Resi Finance LP Series 2006-B Class B6, 7.05% 6/15/38 (b)(c)	996,424	996,424
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	856,843	840,549
Asset-Backed Securities - continued
	Principal Amount	Value
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.6763% 12/15/26 (b)(c)	$ 1,500,000	$ 1,500,000
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.85% 3/25/36 (b)(c)	100,000	73,330
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 8.0181% 2/5/36 (b)(c)	250,000	233,125
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 7.325% 11/21/40 (b)(c)	1,500,000	1,511,850
TOTAL ASSET-BACKED SECURITIES (Cost $14,684,922)		14,715,793
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 9.3% 11/15/15 (b)(c)	2,000,000	1,979,760
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (b)	763,982	757,600
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (b)(c)	146,705	96,325
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.71% 1/25/19 (b)(c)	104,872	95,097
Class B4, 4.71% 1/25/19 (b)(c)	209,745	165,811
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (b)(c)	1,500,000	1,502,253
Residential Finance LP/Residential Finance Development Corp. floater Series 2005-D Class B6, 7.6% 12/15/37 (b)(c)	490,301	491,526
Resix Finance Ltd. floater:
Series 2005-C Class B7, 8.45% 9/10/37 (b)(c)	147,395	147,395
Series 2005-D Class B7, 9.6% 12/15/37 (b)(c)	294,180	299,328
Series 2006-A Class B7, 8.85% 3/15/38 (b)(c)	742,575	742,575
Series 2006-B Class B7, 9.2% 7/15/38 (b)(c)	996,424	996,424
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,290,370)		7,274,094
Commercial Mortgage Securities - 0.8%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-MD7 Class A4, 7.8425% 1/13/30 (c)	$ 499,608	$ 499,324
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 7.95% 11/15/15 (b)(c)	675,000	674,556
Series 2005-ESHA Class K, 7.15% 7/14/08 (b)(c)	300,000	300,129
Series 2005-MIB1 Class K, 7.35% 3/15/22 (b)(c)	800,000	796,311
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-FL1A Class G, 8.044% 5/15/14 (b)(c)	652,274	652,589
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 6.827% 5/15/23 (b)(c)	3,757,000	3,757,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (b)	500,000	566,738
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (b)	1,000,000	980,530
Class F, 6.376% 12/15/14 (b)	800,000	787,908
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (b)	930,000	937,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class E, 7.624% 4/15/29 (c)	900,000	918,844
Series 1999-C1 Class F, 6.02% 5/15/33 (b)	2,500,000	2,546,725
Series 2003-J10 Class B2, 6.75% 4/15/29 (c)	1,000,000	1,010,000
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30	2,471,727	2,458,230
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (b)	600,000	586,314
Class F, 10.813% 5/20/44 (b)	400,000	396,325
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (b)	1,150,000	1,150,414
TERRA LNR I Series 2006 1A, Class E 7.02% 6/15/17 (b)(c)	770,000	769,992
Timberstar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)	2,000,000	2,027,562
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 5.48% 7/15/42 (c)	5,200,000	5,192,184
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1Ml, 10.8656% 9/25/26 (b)(c)	3,000,000	3,007,200
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,924,291)		30,015,875
Common Stocks - 8.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. (a)	4,300	$ 218,999
Hilton Hotels Corp.	15,700	547,930
Red Lion Hotels Corp. (a)	65,600	835,744
Starwood Hotels & Resorts Worldwide, Inc.	146,400	9,150,000
		10,752,673
FINANCIALS - 8.4%
Real Estate Investment Trusts - 8.3%
Acadia Realty Trust (SBI)	43,100	1,078,362
Alexandria Real Estate Equities, Inc.	104,600	10,501,840
AMB Property Corp. (SBI)	35,400	2,074,794
American Financial Realty Trust (SBI)	356,200	4,074,928
Annaly Capital Management, Inc.	335,500	4,666,805
Anworth Mortgage Asset Corp.	327,300	3,112,623
Apartment Investment & Management Co. Class A	7,700	431,354
Archstone-Smith Trust	16,200	943,002
AvalonBay Communities, Inc.	81,800	10,638,090
BioMed Realty Trust, Inc.	8,000	228,800
Boston Properties, Inc.	84,800	9,487,424
BRE Properties, Inc. Class A	43,100	2,802,362
Capital Lease Funding, Inc.	116,600	1,352,560
CBL & Associates Properties, Inc.	102,663	4,450,441
CBRE Realty Finance, Inc.	180,000	2,827,800
Cedar Shopping Centers, Inc.	11,700	186,147
Cogdell Spencer, Inc.	26,000	559,000
Corporate Office Properties Trust (SBI)	142,100	7,171,787
Cousins Properties, Inc.	33,900	1,195,653
Cypress Sharpridge Investments, Inc. (b)	170,000	1,700,000
DCT Industrial Trust, Inc.	306,500	3,616,700
Developers Diversified Realty Corp.	112,300	7,069,285
DiamondRock Hospitality Co.	24,200	435,842
Douglas Emmett, Inc.	116,100	3,087,099
Duke Realty LP	288,200	11,787,380
Education Realty Trust, Inc.	30,550	451,224
Equity Lifestyle Properties, Inc.	100,500	5,470,215
Equity Office Properties Trust	408,880	19,695,750
Equity Residential (SBI)	415,300	21,076,475
Federal Realty Investment Trust (SBI)	26,400	2,244,000
Fieldstone Investment Corp.	196,600	861,108
General Growth Properties, Inc.	373,300	19,497,459
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
GMH Communities Trust	139,300	$ 1,413,895
Health Care Property Investors, Inc.	49,400	1,818,908
Health Care REIT, Inc.	5,000	215,100
Home Properties of New York, Inc.	75,400	4,468,958
HomeBanc Mortgage Corp., Georgia	307,700	1,301,571
Host Hotels & Resorts, Inc.	544,647	13,371,084
Inland Real Estate Corp.	318,400	5,960,448
Innkeepers USA Trust (SBI)	101,500	1,573,250
Kilroy Realty Corp.	30,500	2,379,000
Kimco Realty Corp.	168,420	7,570,479
KKR Financial Corp.	14,200	380,418
Luminent Mortgage Capital, Inc.	91,000	883,610
MFA Mortgage Investments, Inc.	303,700	2,335,453
Mission West Properties, Inc.	76,600	1,003,460
MortgageIT Holdings, Inc.	116,000	1,711,000
Nationwide Health Properties, Inc.	74,300	2,245,346
New York Mortgage Trust, Inc.	201,700	615,185
Newcastle Investment Corp.	96,200	3,012,984
Potlatch Corp.	14,000	613,480
ProLogis Trust	189,200	11,497,684
Public Storage, Inc.	121,500	11,846,250
Redwood Trust, Inc.	11,800	685,344
Regency Centers Corp.	36,100	2,821,937
Resource Capital Corp.	75,000	1,271,250
Simon Property Group, Inc.	118,800	12,033,252
SL Green Realty Corp.	44,900	5,961,822
Sovran Self Storage, Inc.	46,400	2,657,792
Spirit Finance Corp.	249,600	3,112,512
Tanger Factory Outlet Centers, Inc.	96,700	3,779,036
Taubman Centers, Inc.	35,000	1,780,100
Thornburg Mortgage, Inc. (SBI)	6,000	150,780
Trustreet Properties, Inc.	53,700	904,845
United Dominion Realty Trust, Inc. (SBI)	78,655	2,500,442
Ventas, Inc.	77,200	3,267,104
Vornado Realty Trust	115,000	13,972,500
Washington (REIT) (SBI)	81,900	3,276,000
Weingarten Realty Investors (SBI)	64,200	2,960,262
		302,128,850
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	71,000	$ 2,792,430
GAGFAH SA	27,200	862,904
The St. Joe Co.	18,900	1,012,473
		4,667,807
TOTAL FINANCIALS		306,796,657
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	38,400	1,843,200
Capital Senior Living Corp. (a)	166,300	1,769,432
Emeritus Corp. (a)	40,000	994,000
Sun Healthcare Group, Inc. (a)	43,700	551,931
		5,158,563
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
The Geo Group, Inc. (a)	29,500	1,106,840
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	16,300	1,151,595
TOTAL COMMON STOCKS (Cost $302,776,503)		324,966,328
Preferred Stocks - 3.2%

Convertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc. Series B, 6.00%	80,000	2,280,000
Health Care REIT, Inc. 7.50%	92,200	2,858,200
HRPT Properties Trust 6.50%	80,000	2,121,920
Lexington Corporate Properties Trust Series C 6.50%	10,700	509,320
The Mills Corp. 6.75% (b)	8,254	7,397,648
Trustreet Properties, Inc. Series C, 7.50%	91,300	2,285,239
		17,452,327
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 2.7%
FINANCIALS - 2.7%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	$ 42,075
Red Lion Hotels Capital Trust 9.50%	138,465	3,644,399
		3,686,474
Real Estate Investment Trusts - 2.6%
Accredited Mortgage Loan Trust Series A, 9.75%	163,600	4,083,456
Alexandria Real Estate Equities, Inc.:
Series B, 9.10%	3,600	90,324
Series C, 8.375%	10,000	261,600
American Home Mortgage Investment Corp.:
Series A, 9.375%	79,300	2,137,135
Series B, 9.25%	230,944	6,073,827
Annaly Capital Management, Inc. Series A, 7.875%	141,300	3,555,108
Anthracite Capital, Inc. Series C, 9.375%	400	10,692
Anworth Mortgage Asset Corp. Series A, 8.625%	199,600	5,051,876
Apartment Investment & Management Co. Series T, 8.00%	80,000	2,036,000
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	257,100
Capital Lease Funding, Inc. Series A, 8.125%	20,000	510,000
CBL & Associates Properties, Inc. Series B, 8.75%	64,200	3,232,470
CenterPoint Properties Trust Series D, 5.377%	5,280	4,329,600
Colonial Properties Trust (depositary shares) Series D, 8.125%	5,000	130,600
Cousins Properties, Inc. Series A, 7.75%	49,600	1,284,640
Crescent Real Estate Equities Co. Series B, 9.50%	50,000	1,340,000
Developers Diversified Realty Corp. (depositary shares):
Series F, 8.60%	10,000	253,900
Series G, 8.00%	20,000	511,400
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,339,100
Series B, 7.875%	36,100	918,745
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	71,300	1,819,576
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	1,000,000
Glimcher Realty Trust Series F, 8.75%	30,000	777,000
Hersha Hospitality Trust Series A, 8.00%	40,000	1,050,000
Home Properties of New York, Inc. Series F, 9.00%	124,800	3,166,176
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	260,915	6,405,463
Impac Mortgage Holdings, Inc. Series C, 9.125%	17,700	418,428
Innkeepers USA Trust Series C, 8.00%	53,000	1,336,130
LaSalle Hotel Properties Series A, 10.25%	124,500	3,162,300
Lexington Corporate Properties Trust Series B, 8.05%	60,000	1,533,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts
MFA Mortgage Investments, Inc. Series A, 8.50%	167,900	$ 4,219,327
Mid-America Apartment Communities, Inc. Series H, 8.30%	45,100	1,186,130
Nationwide Health Properties, Inc. 7.677%	19,300	1,949,300
New Century Financial Corp. Series B 9.75%	16,900	422,500
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	20,500	1,066,000
Newcastle Investment Corp. Series B, 9.75%	79,000	2,041,360
NorthStar Realty Finance Corp. Series A 8.75%	20,000	530,200
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	2,132,000
Parkway Properties, Inc. Series D, 8.00%	80,000	2,033,600
Prime Group Realty Trust Series B, 9.00%	15,500	288,300
PS Business Parks, Inc. (depositary shares) Series F, 8.75%	3,400	84,966
Public Storage, Inc. Series I, 7.25%	20,000	521,000
RAIT Investment Trust:
Series A, 7.75%	40,000	1,010,000
Series B, 8.375%	17,000	437,750
Realty Income Corp. 8.25%	100	2,648
Saul Centers, Inc. 8.00%	40,000	1,026,000
Simon Property Group, Inc. Series G, 7.89%	12,000	612,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	3,120,000
Series C, 8.25%	60,000	1,545,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	15,000	382,500
Taubman Centers, Inc. Series G, 8.00%	20,000	526,000
The Mills Corp.:
Series B, 9.00%	64,400	1,500,520
Series C, 9.00%	156,500	3,612,020
Series E, 8.75%	138,885	3,202,688
Series G, 7.875%	39,933	876,529
		93,404,584
Real Estate Management & Development - 0.0%
Affordable Residential Communties, Inc. Series A, 8.25%	52,800	1,335,840
TOTAL FINANCIALS		98,426,898
TOTAL PREFERRED STOCKS (Cost $112,380,047)		115,879,225
Floating Rate Loans - 0.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 7.35% 10/25/07 (c)	$ 500,000	$ 500,000
Landry's Seafood Restaurants, Inc. term loan 7.12% 12/28/10 (c)	266,497	266,497
		766,497
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack term loan 8.12% 10/27/13 (c)	60,000	60,450
Toys 'R' US, Inc. term loan 8.3494% 12/9/08 (c)	5,000,000	5,031,250
		5,091,700
TOTAL CONSUMER DISCRETIONARY		5,858,197
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Cumberland Farms, Inc. term loan 7.3672% 9/29/13 (c)	1,995,000	2,002,481
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
Landsource Communication Development LLC Tranche B, term loan 7.875% 3/31/10 (c)	2,800,000	2,779,000
Real Estate Investment Trusts - 0.2%
Capital Automotive (REIT) Tranche B, term loan 7.1% 12/16/10 (c)	1,465,131	1,474,289
General Growth Properties, Inc. Tranche A1, term loan 6.6% 2/24/10 (c)	3,000,000	2,985,000
Newkirk Master LP Tranche B, term loan 7.0994% 8/11/08 (c)	1,216,885	1,215,364
		5,674,653
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 7.6% 1/8/08 (c)	1,833,209	1,833,209
Tranche M3, term loan 8.85% 1/8/08 (c)	1,466,567	1,466,567
North Las Vegas/Olympia Group Tranche 1, term loan 8.1137% 5/9/11 (c)	290,911	289,456
		3,589,232
Floating Rate Loans - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Thrifts & Mortgage Finance - 0.0%
Charter Municipal Mortgage Acceptance Co. term loan 7.8738% 8/15/12 (c)	$ 1,496,250	$ 1,501,861
TOTAL FINANCIALS		13,544,746
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. term loan 8.62% 3/10/13 (c)	3,980,000	4,009,850
Skilled Healthcare Group, Inc. Tranche 1, term loan 8.1% 6/15/12 (c)	994,950	997,437
		5,007,287
TOTAL FLOATING RATE LOANS (Cost $26,336,037)		26,412,711
Commodity-Linked Notes - 7.9%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR plus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,330,000	2,829,763
Master Note, one-month U.S. dollar LIBOR plus .10% due 6/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	7,670,000	6,719,900
Master Note, one-month U.S. dollar LIBOR plus .10% due 7/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	4,057,507
Master Note, one-month U.S. dollar LIBOR plus .10% due 7/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	9,500,000	8,439,717
Master Note, one-month U.S. dollar LIBOR plus .10% due 8/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	15,100,000	16,470,379
Master Note, one-month U.S. dollar LIBOR plus .10% due 8/24/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,000,000	6,880,494
Commodity-Linked Notes - continued
	Principal Amount	Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR plus .10% due 8/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 2,600,000	$ 3,020,967
Master Note, one-month U.S. dollar LIBOR plus .10% due 9/10/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,340,000	3,721,608
Master Note, one-month U.S. dollar LIBOR plus .15% due 3/15/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	9,970,000	9,867,294
Master Note, one-month U.S. dollar LIBOR plus .15% due 3/8/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,330,000	3,392,779
Master Note, one-month U.S. dollar LIBOR plus .15% due 4/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,670,000	5,417,963
Master Note, one-month U.S. dollar LIBOR plus .15% due 4/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,300,000	2,639,267
Master Note, one-month U.S. dollar LIBOR plus .15% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	1,670,000	1,415,518
Master Note, one-month U.S. dollar LIBOR plus .31% due 3/2/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	5,333,772
Master Note, one-month U.S. dollar LIBOR plus .31% due 3/8/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,500,000	2,573,255
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 10/19/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	7,170,000	6,814,218
Medium Term Note, one-month U.S. dollar LIBOR minus ..15% due 4/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	9,670,000	8,949,118
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 4/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,630,000	5,219,837
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/4/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,070,000	4,784,507
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	1,500,000	1,305,204
Commodity-Linked Notes - continued
	Principal Amount	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 1,670,000	$ 1,463,193
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	4,058,046
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,000,000	3,591,854
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/24/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,550,000	4,151,613
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	7,210,000	8,311,200
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/31/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,200,000	6,246,200
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 9/10/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	7,650,000	7,996,531
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 2/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,000,000	4,577,760
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 3/15/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,500,000	2,479,788
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 3/2/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,340,000	3,687,905
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/16/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	8,000,000	7,837,460
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/23/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,670,000	6,364,781
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	9,070,000	8,723,904
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/1/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	5,060,250
Commodity-Linked Notes - continued
	Principal Amount	Value
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .03% due 8/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 8,340,000	$ 7,949,195
Note, one-month U.S. dollar LIBOR minus .07% due 6/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	8,340,000	6,756,963
Note, one-month U.S. dollar LIBOR minus .10% due 3/23/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	8,340,000	7,099,632
Note, one-month U.S. dollar LIBOR minus .10% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	12,340,000	11,180,852
Note, one-month U.S. dollar LIBOR minus .15% due 2/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	22,330,000	23,687,338
Note, one-month U.S. dollar LIBOR minus .15% due 3/23/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	5,085,719
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,000,000	2,946,183
Note, one-month U.S. dollar LIBOR minus .10% due 7/17/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,340,000	5,242,933
Note, one-month U.S. dollar LIBOR minus .10% due 7/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	13,300,000	12,123,607
Note, one-month U.S. dollar LIBOR minus .10% due 7/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,170,000	4,716,817
Note, one-month U.S. dollar LIBOR minus .10% due 8/10/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	9,150,000	9,034,963
Note, one-month U.S. dollar LIBOR minus .10% due 8/31/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,330,000	7,326,779
TOTAL COMMODITY-LINKED NOTES (Cost $295,860,000)		287,554,533
Fixed-Income Funds - 42.4%
	Shares	Value
Fidelity Floating Rate Central Fund (d)	8,950,146	$ 900,384,688
Fidelity Ultra-Short Central Fund (d)	6,580,590	654,571,287
TOTAL FIXED-INCOME FUNDS (Cost $1,554,152,249)		1,554,955,975
Preferred Securities - 0.2%
	Principal Amount
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (b)	$ 1,200,000	1,116,000
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(c)	500,000	495,400
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (b)(c)	1,650,000	1,600,500
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(c)	2,250,000	2,182,500
Kent Funding III Ltd. 11/5/47 (b)	2,200,000	1,996,500
TOTAL PREFERRED SECURITIES (Cost $7,441,723)		7,390,900
Cash Equivalents - 1.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.8%, dated 12/29/06 due 1/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $36,646,000)	$ 36,665,559	36,646,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $3,612,450,593)		3,626,703,044
NET OTHER ASSETS - 1.0%		37,974,565
NET ASSETS - 100%		$ 3,664,677,609
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay quarterly a floating rate based on 3-month LIBOR minus 22.5 basis points with UBS	Jan. 2009	$ 45,000,000	$ (372,000)
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $368,343,572 or 10.1% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$36,646,000 due 1/02/07 at 4.80%
BNP Paribas Securities Corp.	$ 34,870,179
Morgan Stanley & Co., Inc.	1,775,821
$ 36,646,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 15,554,823
Fidelity Ultra-Short Central Fund	8,298,916
Total	$ 23,853,739
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 715,567,111	$ 182,520,825	$ -	$ 900,384,688	49.9%
Fidelity Ultra-Short Central Fund	505,821,487	148,899,514	-	654,571,287	5.4%
Total	$ 1,221,388,598	$ 331,420,339	$ -	$ 1,554,955,975
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,611,289,305. Net unrealized appreciation aggregated $15,413,739, of which $52,379,516 related to appreciated investment securities and $36,965,777 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations. Indexed securities are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Real Return Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2006

1.828814.101

ARRS-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 6.6%
	Principal Amount	Value
Convertible Bonds - 0.5%
FINANCIALS - 0.5%
Real Estate Investment Trusts - 0.5%
American Financial Realty Trust 4.375% 7/15/24	$ 11,510,000	$ 10,882,820
Biomed Realty LP 4.5% 10/1/26 (b)	1,000,000	987,000
Essex Portfolio LP 3.625% 11/1/25 (b)	600,000	770,580
MPT Operating Partnership LP 6.125% 11/15/11 (b)	2,000,000	2,169,000
Ventas, Inc. 3.875% 11/15/11 (b)	1,500,000	1,552,500
Washington (REIT) 3.875% 9/15/26	750,000	754,500
		17,116,400
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26	1,000,000	1,026,440
TOTAL FINANCIALS		18,142,840
Nonconvertible Bonds - 6.1%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.1%
Felcor Lodging LP 9% 6/1/11 (c)	1,500,000	1,593,750
Host Marriott LP 7% 8/15/12	800,000	811,000
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	1,700,000	1,661,750
		4,066,500
Household Durables - 0.9%
Beazer Homes USA, Inc.:
8.125% 6/15/16	2,000,000	2,120,000
8.375% 4/15/12	400,000	411,000
D.R. Horton, Inc. 6.5% 4/15/16	1,000,000	1,006,097
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	400,000	380,000
6.25% 1/15/16	700,000	651,000
7.5% 5/15/16	500,000	500,000
7.75% 5/15/13	5,300,000	5,233,750
KB Home:
6.25% 6/15/15	4,600,000	4,297,049
7.75% 2/1/10	1,700,000	1,725,500
Kimball Hill, Inc. 10.5% 12/15/12	3,450,000	3,221,438
Meritage Homes Corp. 6.25% 3/15/15	3,500,000	3,325,000
Ryland Group, Inc. 6.875% 6/15/13	1,000,000	1,026,938
Standard Pacific Corp. 9.25% 4/15/12	2,400,000	2,454,000
Stanley-Martin Communities LLC 9.75% 8/15/15	3,150,000	2,488,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables
Technical Olympic USA, Inc.:
7.5% 3/15/11	$ 2,250,000	$ 1,861,875
8.25% 4/1/11 (b)	500,000	485,000
WCI Communities, Inc.:
7.875% 10/1/13	650,000	581,750
9.125% 5/1/12	2,350,000	2,238,375
		34,007,272
TOTAL CONSUMER DISCRETIONARY		38,073,772
FINANCIALS - 4.8%
Real Estate Investment Trusts - 4.0%
AMB Property LP 3.5% 3/1/09	1,000,000	961,668
Archstone-Smith Operating Trust 3% 6/15/08	6,050,000	5,845,692
Archstone-Smith Trust 5% 8/15/07	4,525,000	4,513,525
Arden Realty LP:
5.2% 9/1/11	500,000	498,996
5.25% 3/1/15	600,000	592,194
7% 11/15/07	1,400,000	1,419,295
Avalon Properties, Inc. 6.875% 12/15/07	2,000,000	2,020,086
AvalonBay Communities, Inc.:
5% 8/1/07	2,025,000	2,019,243
5.5% 1/15/12	1,000,000	1,006,075
Brandywine Operating Partnership LP:
4.5% 11/1/09	840,000	817,789
6% 4/1/16	1,000,000	1,017,421
BRE Properties, Inc. 5.75% 9/1/09	4,500,000	4,524,665
Camden Property Trust 4.7% 7/15/09	1,000,000	986,602
Colonial Properties Trust 7% 7/14/07	2,750,000	2,771,329
Commercial Net Lease Realty, Inc. 6.15% 12/15/15	400,000	404,431
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,000,000	1,936,944
5.375% 10/15/12	500,000	495,202
Duke Realty LP 7.75% 11/15/09	1,000,000	1,058,477
Equity One, Inc.:
6% 9/15/16	1,000,000	1,005,946
6.25% 1/15/17	1,000,000	1,020,671
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts
Evans Withycombe Residential LP 7.625% 4/15/07	$ 510,000	$ 512,074
Health Care Property Investors, Inc.:
4.875% 9/15/10	700,000	679,512
6% 3/1/15	1,500,000	1,491,579
6.3% 9/15/16	4,500,000	4,571,739
Health Care REIT, Inc. 6.2% 6/1/16	2,000,000	2,009,590
Healthcare Realty Trust, Inc.:
5.125% 4/1/14	500,000	477,087
8.125% 5/1/11	608,000	659,420
HMB Capital Trust V 8.99% 12/15/36 (b)(c)	4,300,000	4,300,000
Hospitality Properties Trust 6.75% 2/15/13	1,250,000	1,308,291
Host Hotels & Resorts LP 6.875% 11/1/14 (b)	2,000,000	2,032,500
HRPT Properties Trust:
5.9606% 3/16/11 (c)	4,000,000	4,001,372
6.5% 1/15/13	1,000,000	1,036,980
iStar Financial, Inc.:
5.7% 9/15/09 (b)(c)	1,000,000	1,000,591
5.9106% 3/16/09 (c)	500,000	503,339
5.95% 10/15/13 (b)	1,000,000	1,005,037
6.6056% 3/12/07 (c)	1,200,000	1,202,588
Kimco Realty Corp.:
7.46% 5/29/07	1,250,000	1,259,511
7.86% 11/1/07	480,000	487,894
Nationwide Health Properties, Inc.:
6% 5/20/15	230,000	227,010
6.5% 7/15/11	3,500,000	3,576,013
New Plan Excel Realty Trust 7.35% 6/15/07	1,750,000	1,757,497
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,800,000	3,828,500
7% 1/15/16	1,658,000	1,662,145
ProLogis Trust 7.1% 4/15/08	1,500,000	1,523,670
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)	4,500,000	4,589,100
Senior Housing Properties Trust 8.625% 1/15/12	4,100,000	4,448,500
Shurgard Storage Centers, Inc.:
5.875% 3/15/13	2,000,000	2,042,316
7.75% 2/22/11	1,000,000	1,073,953
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts
Simon Property Group LP:
5.375% 8/28/08	$ 3,000,000	$ 2,986,908
7% 6/15/28 (c)	960,000	980,479
7.125% 9/20/07	1,500,000	1,518,312
Simon Property Group, Inc. 3.75% 1/30/09	2,000,000	1,942,474
Spieker Properties LP 7.25% 5/1/09	2,600,000	2,724,480
Tanger Properties LP 9.125% 2/15/08	1,760,000	1,831,491
The Rouse Co. 8% 4/30/09	3,000,000	3,107,982
Thornburg Mortgage, Inc. 8% 5/15/13	6,450,000	6,385,500
Trustreet Properties, Inc. 7.5% 4/1/15	2,200,000	2,381,500
United Dominion Realty Trust, Inc.:
4.5% 3/3/08	1,750,000	1,718,740
6.05% 6/1/13	2,500,000	2,530,078
Ventas Realty LP:
6.5% 6/1/16	3,160,000	3,203,450
6.625% 10/15/14	7,775,000	7,911,063
Ventas Realty LP: - continued
6.75% 6/1/10	2,400,000	2,454,000
6.75% 4/1/17	2,000,000	2,050,000
8.75% 5/1/09	1,920,000	2,035,200
9% 5/1/12	6,400,000	7,232,000
Vornado Realty Trust 5.625% 6/15/07	2,645,000	2,643,246
Washington (REIT) 6.898% 2/25/18	3,200,000	3,253,459
Western Investment Real Estate Trust 7.2% 9/15/08	500,000	512,269
		147,586,690
Real Estate Management & Development - 0.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	1,240,000	1,240,000
8.125% 6/1/12	1,000,000	1,030,000
Colonial Realty LP 6.05% 9/1/16	1,000,000	1,012,712
EOP Operating LP:
4.65% 10/1/10	8,500,000	8,440,764
5.9716% 10/1/10 (c)	700,000	708,509
6.763% 6/15/07	3,192,000	3,212,627
7.5% 4/19/29	2,000,000	2,295,196
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development
ERP Operating LP 6.625% 3/15/12	$ 3,000,000	$ 3,163,209
First Industrial LP 5.75% 1/15/16	1,000,000	991,714
		22,094,731
Thrifts & Mortgage Finance - 0.2%
Saxon Capital, Inc. 12% 5/1/14 (b)	4,750,000	6,650,000
TOTAL FINANCIALS		176,331,421
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Skilled Healthcare Group, Inc. 11% 1/15/14 (b)	2,000,000	2,200,000
Tenet Healthcare Corp. 7.375% 2/1/13	4,000,000	3,675,000
		5,875,000
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15	2,000,000	1,965,344
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. 7.125% 10/15/12	2,500,000	2,562,500
TOTAL NONCONVERTIBLE BONDS		224,808,037
TOTAL CORPORATE BONDS (Cost $237,451,081)		242,950,877
U.S. Treasury Inflation Protected Obligations - 26.7%

U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	108,734,171	102,296,952
2.375% 1/15/25	99,147,022	98,834,459
3.625% 4/15/28	28,826,490	34,845,659
3.875% 4/15/29	32,290,088	40,716,150
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	61,691,987	58,507,635
1.625% 1/15/15	47,058,976	44,320,582
1.875% 7/15/13	78,991,807	76,349,901
U.S. Treasury Inflation Protected Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes: - continued
1.875% 7/15/15	$ 46,321,142	$ 44,416,867
2% 1/15/14	54,819,083	53,279,377
2% 7/15/14	46,470,984	45,127,719
2% 1/15/16	59,337,282	57,330,270
2.375% 4/15/11	32,997,432	32,882,727
2.5% 7/15/16	45,473,610	45,836,113
3% 7/15/12	55,640,809	57,287,163
3.375% 1/15/12	49,411,914	51,611,040
3.5% 1/15/11	38,443,061	40,040,370
3.625% 1/15/08	31,276,977	31,626,710
3.875% 1/15/09	7,938,015	8,160,868
4.25% 1/15/10	51,728,908	54,470,171
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $987,507,370)		977,940,733
Asset-Backed Securities - 0.4%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.05% 11/25/34 (c)	105,000	105,556
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 7.07% 12/25/46 (b)(c)	750,000	749,775
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,500,000	858,993
Series 2002-2 Class M2, 9.163% 3/1/33	2,500,000	1,833,899
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (b)	305,096	295,445
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)	500,000	543,600
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.765% 11/28/39 (b)(c)	850,000	861,390
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 7% 9/25/46 (b)(c)	750,000	750,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (b)	750,000	734,711
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (b)	1,101,588	1,098,146
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33	1,900,000	1,729,000
Resi Finance LP Series 2006-B Class B6, 7.05% 6/15/38 (b)(c)	996,424	996,424
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	856,843	840,549
Asset-Backed Securities - continued
	Principal Amount	Value
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.6763% 12/15/26 (b)(c)	$ 1,500,000	$ 1,500,000
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.85% 3/25/36 (b)(c)	100,000	73,330
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 8.0181% 2/5/36 (b)(c)	250,000	233,125
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 7.325% 11/21/40 (b)(c)	1,500,000	1,511,850
TOTAL ASSET-BACKED SECURITIES (Cost $14,684,922)		14,715,793
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 9.3% 11/15/15 (b)(c)	2,000,000	1,979,760
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (b)	763,982	757,600
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (b)(c)	146,705	96,325
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.71% 1/25/19 (b)(c)	104,872	95,097
Class B4, 4.71% 1/25/19 (b)(c)	209,745	165,811
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (b)(c)	1,500,000	1,502,253
Residential Finance LP/Residential Finance Development Corp. floater Series 2005-D Class B6, 7.6% 12/15/37 (b)(c)	490,301	491,526
Resix Finance Ltd. floater:
Series 2005-C Class B7, 8.45% 9/10/37 (b)(c)	147,395	147,395
Series 2005-D Class B7, 9.6% 12/15/37 (b)(c)	294,180	299,328
Series 2006-A Class B7, 8.85% 3/15/38 (b)(c)	742,575	742,575
Series 2006-B Class B7, 9.2% 7/15/38 (b)(c)	996,424	996,424
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,290,370)		7,274,094
Commercial Mortgage Securities - 0.8%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-MD7 Class A4, 7.8425% 1/13/30 (c)	$ 499,608	$ 499,324
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 7.95% 11/15/15 (b)(c)	675,000	674,556
Series 2005-ESHA Class K, 7.15% 7/14/08 (b)(c)	300,000	300,129
Series 2005-MIB1 Class K, 7.35% 3/15/22 (b)(c)	800,000	796,311
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-FL1A Class G, 8.044% 5/15/14 (b)(c)	652,274	652,589
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 6.827% 5/15/23 (b)(c)	3,757,000	3,757,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (b)	500,000	566,738
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (b)	1,000,000	980,530
Class F, 6.376% 12/15/14 (b)	800,000	787,908
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (b)	930,000	937,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class E, 7.624% 4/15/29 (c)	900,000	918,844
Series 1999-C1 Class F, 6.02% 5/15/33 (b)	2,500,000	2,546,725
Series 2003-J10 Class B2, 6.75% 4/15/29 (c)	1,000,000	1,010,000
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30	2,471,727	2,458,230
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (b)	600,000	586,314
Class F, 10.813% 5/20/44 (b)	400,000	396,325
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (b)	1,150,000	1,150,414
TERRA LNR I Series 2006 1A, Class E 7.02% 6/15/17 (b)(c)	770,000	769,992
Timberstar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)	2,000,000	2,027,562
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 5.48% 7/15/42 (c)	5,200,000	5,192,184
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1Ml, 10.8656% 9/25/26 (b)(c)	3,000,000	3,007,200
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,924,291)		30,015,875
Common Stocks - 8.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. (a)	4,300	$ 218,999
Hilton Hotels Corp.	15,700	547,930
Red Lion Hotels Corp. (a)	65,600	835,744
Starwood Hotels & Resorts Worldwide, Inc.	146,400	9,150,000
		10,752,673
FINANCIALS - 8.4%
Real Estate Investment Trusts - 8.3%
Acadia Realty Trust (SBI)	43,100	1,078,362
Alexandria Real Estate Equities, Inc.	104,600	10,501,840
AMB Property Corp. (SBI)	35,400	2,074,794
American Financial Realty Trust (SBI)	356,200	4,074,928
Annaly Capital Management, Inc.	335,500	4,666,805
Anworth Mortgage Asset Corp.	327,300	3,112,623
Apartment Investment & Management Co. Class A	7,700	431,354
Archstone-Smith Trust	16,200	943,002
AvalonBay Communities, Inc.	81,800	10,638,090
BioMed Realty Trust, Inc.	8,000	228,800
Boston Properties, Inc.	84,800	9,487,424
BRE Properties, Inc. Class A	43,100	2,802,362
Capital Lease Funding, Inc.	116,600	1,352,560
CBL & Associates Properties, Inc.	102,663	4,450,441
CBRE Realty Finance, Inc.	180,000	2,827,800
Cedar Shopping Centers, Inc.	11,700	186,147
Cogdell Spencer, Inc.	26,000	559,000
Corporate Office Properties Trust (SBI)	142,100	7,171,787
Cousins Properties, Inc.	33,900	1,195,653
Cypress Sharpridge Investments, Inc. (b)	170,000	1,700,000
DCT Industrial Trust, Inc.	306,500	3,616,700
Developers Diversified Realty Corp.	112,300	7,069,285
DiamondRock Hospitality Co.	24,200	435,842
Douglas Emmett, Inc.	116,100	3,087,099
Duke Realty LP	288,200	11,787,380
Education Realty Trust, Inc.	30,550	451,224
Equity Lifestyle Properties, Inc.	100,500	5,470,215
Equity Office Properties Trust	408,880	19,695,750
Equity Residential (SBI)	415,300	21,076,475
Federal Realty Investment Trust (SBI)	26,400	2,244,000
Fieldstone Investment Corp.	196,600	861,108
General Growth Properties, Inc.	373,300	19,497,459
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
GMH Communities Trust	139,300	$ 1,413,895
Health Care Property Investors, Inc.	49,400	1,818,908
Health Care REIT, Inc.	5,000	215,100
Home Properties of New York, Inc.	75,400	4,468,958
HomeBanc Mortgage Corp., Georgia	307,700	1,301,571
Host Hotels & Resorts, Inc.	544,647	13,371,084
Inland Real Estate Corp.	318,400	5,960,448
Innkeepers USA Trust (SBI)	101,500	1,573,250
Kilroy Realty Corp.	30,500	2,379,000
Kimco Realty Corp.	168,420	7,570,479
KKR Financial Corp.	14,200	380,418
Luminent Mortgage Capital, Inc.	91,000	883,610
MFA Mortgage Investments, Inc.	303,700	2,335,453
Mission West Properties, Inc.	76,600	1,003,460
MortgageIT Holdings, Inc.	116,000	1,711,000
Nationwide Health Properties, Inc.	74,300	2,245,346
New York Mortgage Trust, Inc.	201,700	615,185
Newcastle Investment Corp.	96,200	3,012,984
Potlatch Corp.	14,000	613,480
ProLogis Trust	189,200	11,497,684
Public Storage, Inc.	121,500	11,846,250
Redwood Trust, Inc.	11,800	685,344
Regency Centers Corp.	36,100	2,821,937
Resource Capital Corp.	75,000	1,271,250
Simon Property Group, Inc.	118,800	12,033,252
SL Green Realty Corp.	44,900	5,961,822
Sovran Self Storage, Inc.	46,400	2,657,792
Spirit Finance Corp.	249,600	3,112,512
Tanger Factory Outlet Centers, Inc.	96,700	3,779,036
Taubman Centers, Inc.	35,000	1,780,100
Thornburg Mortgage, Inc. (SBI)	6,000	150,780
Trustreet Properties, Inc.	53,700	904,845
United Dominion Realty Trust, Inc. (SBI)	78,655	2,500,442
Ventas, Inc.	77,200	3,267,104
Vornado Realty Trust	115,000	13,972,500
Washington (REIT) (SBI)	81,900	3,276,000
Weingarten Realty Investors (SBI)	64,200	2,960,262
		302,128,850
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	71,000	$ 2,792,430
GAGFAH SA	27,200	862,904
The St. Joe Co.	18,900	1,012,473
		4,667,807
TOTAL FINANCIALS		306,796,657
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	38,400	1,843,200
Capital Senior Living Corp. (a)	166,300	1,769,432
Emeritus Corp. (a)	40,000	994,000
Sun Healthcare Group, Inc. (a)	43,700	551,931
		5,158,563
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
The Geo Group, Inc. (a)	29,500	1,106,840
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	16,300	1,151,595
TOTAL COMMON STOCKS (Cost $302,776,503)		324,966,328
Preferred Stocks - 3.2%

Convertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc. Series B, 6.00%	80,000	2,280,000
Health Care REIT, Inc. 7.50%	92,200	2,858,200
HRPT Properties Trust 6.50%	80,000	2,121,920
Lexington Corporate Properties Trust Series C 6.50%	10,700	509,320
The Mills Corp. 6.75% (b)	8,254	7,397,648
Trustreet Properties, Inc. Series C, 7.50%	91,300	2,285,239
		17,452,327
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 2.7%
FINANCIALS - 2.7%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	$ 42,075
Red Lion Hotels Capital Trust 9.50%	138,465	3,644,399
		3,686,474
Real Estate Investment Trusts - 2.6%
Accredited Mortgage Loan Trust Series A, 9.75%	163,600	4,083,456
Alexandria Real Estate Equities, Inc.:
Series B, 9.10%	3,600	90,324
Series C, 8.375%	10,000	261,600
American Home Mortgage Investment Corp.:
Series A, 9.375%	79,300	2,137,135
Series B, 9.25%	230,944	6,073,827
Annaly Capital Management, Inc. Series A, 7.875%	141,300	3,555,108
Anthracite Capital, Inc. Series C, 9.375%	400	10,692
Anworth Mortgage Asset Corp. Series A, 8.625%	199,600	5,051,876
Apartment Investment & Management Co. Series T, 8.00%	80,000	2,036,000
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	257,100
Capital Lease Funding, Inc. Series A, 8.125%	20,000	510,000
CBL & Associates Properties, Inc. Series B, 8.75%	64,200	3,232,470
CenterPoint Properties Trust Series D, 5.377%	5,280	4,329,600
Colonial Properties Trust (depositary shares) Series D, 8.125%	5,000	130,600
Cousins Properties, Inc. Series A, 7.75%	49,600	1,284,640
Crescent Real Estate Equities Co. Series B, 9.50%	50,000	1,340,000
Developers Diversified Realty Corp. (depositary shares):
Series F, 8.60%	10,000	253,900
Series G, 8.00%	20,000	511,400
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,339,100
Series B, 7.875%	36,100	918,745
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	71,300	1,819,576
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	1,000,000
Glimcher Realty Trust Series F, 8.75%	30,000	777,000
Hersha Hospitality Trust Series A, 8.00%	40,000	1,050,000
Home Properties of New York, Inc. Series F, 9.00%	124,800	3,166,176
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	260,915	6,405,463
Impac Mortgage Holdings, Inc. Series C, 9.125%	17,700	418,428
Innkeepers USA Trust Series C, 8.00%	53,000	1,336,130
LaSalle Hotel Properties Series A, 10.25%	124,500	3,162,300
Lexington Corporate Properties Trust Series B, 8.05%	60,000	1,533,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts
MFA Mortgage Investments, Inc. Series A, 8.50%	167,900	$ 4,219,327
Mid-America Apartment Communities, Inc. Series H, 8.30%	45,100	1,186,130
Nationwide Health Properties, Inc. 7.677%	19,300	1,949,300
New Century Financial Corp. Series B 9.75%	16,900	422,500
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	20,500	1,066,000
Newcastle Investment Corp. Series B, 9.75%	79,000	2,041,360
NorthStar Realty Finance Corp. Series A 8.75%	20,000	530,200
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	2,132,000
Parkway Properties, Inc. Series D, 8.00%	80,000	2,033,600
Prime Group Realty Trust Series B, 9.00%	15,500	288,300
PS Business Parks, Inc. (depositary shares) Series F, 8.75%	3,400	84,966
Public Storage, Inc. Series I, 7.25%	20,000	521,000
RAIT Investment Trust:
Series A, 7.75%	40,000	1,010,000
Series B, 8.375%	17,000	437,750
Realty Income Corp. 8.25%	100	2,648
Saul Centers, Inc. 8.00%	40,000	1,026,000
Simon Property Group, Inc. Series G, 7.89%	12,000	612,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	3,120,000
Series C, 8.25%	60,000	1,545,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	15,000	382,500
Taubman Centers, Inc. Series G, 8.00%	20,000	526,000
The Mills Corp.:
Series B, 9.00%	64,400	1,500,520
Series C, 9.00%	156,500	3,612,020
Series E, 8.75%	138,885	3,202,688
Series G, 7.875%	39,933	876,529
		93,404,584
Real Estate Management & Development - 0.0%
Affordable Residential Communties, Inc. Series A, 8.25%	52,800	1,335,840
TOTAL FINANCIALS		98,426,898
TOTAL PREFERRED STOCKS (Cost $112,380,047)		115,879,225
Floating Rate Loans - 0.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 7.35% 10/25/07 (c)	$ 500,000	$ 500,000
Landry's Seafood Restaurants, Inc. term loan 7.12% 12/28/10 (c)	266,497	266,497
		766,497
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack term loan 8.12% 10/27/13 (c)	60,000	60,450
Toys 'R' US, Inc. term loan 8.3494% 12/9/08 (c)	5,000,000	5,031,250
		5,091,700
TOTAL CONSUMER DISCRETIONARY		5,858,197
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Cumberland Farms, Inc. term loan 7.3672% 9/29/13 (c)	1,995,000	2,002,481
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
Landsource Communication Development LLC Tranche B, term loan 7.875% 3/31/10 (c)	2,800,000	2,779,000
Real Estate Investment Trusts - 0.2%
Capital Automotive (REIT) Tranche B, term loan 7.1% 12/16/10 (c)	1,465,131	1,474,289
General Growth Properties, Inc. Tranche A1, term loan 6.6% 2/24/10 (c)	3,000,000	2,985,000
Newkirk Master LP Tranche B, term loan 7.0994% 8/11/08 (c)	1,216,885	1,215,364
		5,674,653
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 7.6% 1/8/08 (c)	1,833,209	1,833,209
Tranche M3, term loan 8.85% 1/8/08 (c)	1,466,567	1,466,567
North Las Vegas/Olympia Group Tranche 1, term loan 8.1137% 5/9/11 (c)	290,911	289,456
		3,589,232
Floating Rate Loans - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Thrifts & Mortgage Finance - 0.0%
Charter Municipal Mortgage Acceptance Co. term loan 7.8738% 8/15/12 (c)	$ 1,496,250	$ 1,501,861
TOTAL FINANCIALS		13,544,746
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. term loan 8.62% 3/10/13 (c)	3,980,000	4,009,850
Skilled Healthcare Group, Inc. Tranche 1, term loan 8.1% 6/15/12 (c)	994,950	997,437
		5,007,287
TOTAL FLOATING RATE LOANS (Cost $26,336,037)		26,412,711
Commodity-Linked Notes - 7.9%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR plus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,330,000	2,829,763
Master Note, one-month U.S. dollar LIBOR plus .10% due 6/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	7,670,000	6,719,900
Master Note, one-month U.S. dollar LIBOR plus .10% due 7/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	4,057,507
Master Note, one-month U.S. dollar LIBOR plus .10% due 7/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	9,500,000	8,439,717
Master Note, one-month U.S. dollar LIBOR plus .10% due 8/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	15,100,000	16,470,379
Master Note, one-month U.S. dollar LIBOR plus .10% due 8/24/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,000,000	6,880,494
Commodity-Linked Notes - continued
	Principal Amount	Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR plus .10% due 8/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 2,600,000	$ 3,020,967
Master Note, one-month U.S. dollar LIBOR plus .10% due 9/10/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,340,000	3,721,608
Master Note, one-month U.S. dollar LIBOR plus .15% due 3/15/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	9,970,000	9,867,294
Master Note, one-month U.S. dollar LIBOR plus .15% due 3/8/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,330,000	3,392,779
Master Note, one-month U.S. dollar LIBOR plus .15% due 4/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,670,000	5,417,963
Master Note, one-month U.S. dollar LIBOR plus .15% due 4/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,300,000	2,639,267
Master Note, one-month U.S. dollar LIBOR plus .15% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	1,670,000	1,415,518
Master Note, one-month U.S. dollar LIBOR plus .31% due 3/2/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	5,333,772
Master Note, one-month U.S. dollar LIBOR plus .31% due 3/8/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,500,000	2,573,255
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 10/19/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	7,170,000	6,814,218
Medium Term Note, one-month U.S. dollar LIBOR minus ..15% due 4/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	9,670,000	8,949,118
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 4/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,630,000	5,219,837
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/4/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,070,000	4,784,507
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	1,500,000	1,305,204
Commodity-Linked Notes - continued
	Principal Amount	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 1,670,000	$ 1,463,193
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	4,058,046
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,000,000	3,591,854
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/24/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,550,000	4,151,613
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/29/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	7,210,000	8,311,200
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/31/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,200,000	6,246,200
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 9/10/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	7,650,000	7,996,531
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 2/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,000,000	4,577,760
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 3/15/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	2,500,000	2,479,788
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 3/2/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,340,000	3,687,905
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/16/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	8,000,000	7,837,460
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/23/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,670,000	6,364,781
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	9,070,000	8,723,904
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/1/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	5,060,250
Commodity-Linked Notes - continued
	Principal Amount	Value
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .03% due 8/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 8,340,000	$ 7,949,195
Note, one-month U.S. dollar LIBOR minus .07% due 6/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	8,340,000	6,756,963
Note, one-month U.S. dollar LIBOR minus .10% due 3/23/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	8,340,000	7,099,632
Note, one-month U.S. dollar LIBOR minus .10% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	12,340,000	11,180,852
Note, one-month U.S. dollar LIBOR minus .15% due 2/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	22,330,000	23,687,338
Note, one-month U.S. dollar LIBOR minus .15% due 3/23/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	5,085,719
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,000,000	2,946,183
Note, one-month U.S. dollar LIBOR minus .10% due 7/17/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,340,000	5,242,933
Note, one-month U.S. dollar LIBOR minus .10% due 7/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	13,300,000	12,123,607
Note, one-month U.S. dollar LIBOR minus .10% due 7/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,170,000	4,716,817
Note, one-month U.S. dollar LIBOR minus .10% due 8/10/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	9,150,000	9,034,963
Note, one-month U.S. dollar LIBOR minus .10% due 8/31/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,330,000	7,326,779
TOTAL COMMODITY-LINKED NOTES (Cost $295,860,000)		287,554,533
Fixed-Income Funds - 42.4%
	Shares	Value
Fidelity Floating Rate Central Fund (d)	8,950,146	$ 900,384,688
Fidelity Ultra-Short Central Fund (d)	6,580,590	654,571,287
TOTAL FIXED-INCOME FUNDS (Cost $1,554,152,249)		1,554,955,975
Preferred Securities - 0.2%
	Principal Amount
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (b)	$ 1,200,000	1,116,000
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(c)	500,000	495,400
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (b)(c)	1,650,000	1,600,500
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(c)	2,250,000	2,182,500
Kent Funding III Ltd. 11/5/47 (b)	2,200,000	1,996,500
TOTAL PREFERRED SECURITIES (Cost $7,441,723)		7,390,900
Cash Equivalents - 1.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.8%, dated 12/29/06 due 1/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $36,646,000)	$ 36,665,559	36,646,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $3,612,450,593)		3,626,703,044
NET OTHER ASSETS - 1.0%		37,974,565
NET ASSETS - 100%		$ 3,664,677,609
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay quarterly a floating rate based on 3-month LIBOR minus 22.5 basis points with UBS	Jan. 2009	$ 45,000,000	$ (372,000)
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $368,343,572 or 10.1% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$36,646,000 due 1/02/07 at 4.80%
BNP Paribas Securities Corp.	$ 34,870,179
Morgan Stanley & Co., Inc.	1,775,821
$ 36,646,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 15,554,823
Fidelity Ultra-Short Central Fund	8,298,916
Total	$ 23,853,739
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 715,567,111	$ 182,520,825	$ -	$ 900,384,688	49.9%
Fidelity Ultra-Short Central Fund	505,821,487	148,899,514	-	654,571,287	5.4%
Total	$ 1,221,388,598	$ 331,420,339	$ -	$ 1,554,955,975
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,611,289,305. Net unrealized appreciation aggregated $15,413,739, of which $52,379,516 related to appreciated investment securities and $36,965,777 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations. Indexed securities are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 26, 2007